Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Entity Registrant Name	dei_EntityRegistrantName	HARTFORD MUTUAL FUNDS INC/CT
Entity Central Index Key	dei_EntityCentralIndexKey	0001006415
Hartford Small Cap Value Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Hartford Small Cap Value Fund Summary Section
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE.
Investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense, Heading	rr_ExpenseHeading	YOUR EXPENSES.
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in certain classes of Hartford mutual funds or 529 plans administered by Hartford Funds Management Company, LLC. More information about these and other discounts is available from your financial professional and in the “How Sales Charges Are Calculated” section beginning on page 93 of the Fund’s statutory prospectus and the “Purchase and Redemption of Shares” section beginning on page 153 of the Fund’s statement of additional information. Descriptions of any financial intermediary specific sales charge waivers and discounts are set forth in Appendix A to the statutory prospectus. In addition, the table and examples below do not reflect any transaction fees that may be charged by financial intermediaries or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class I, Class R6, Class Y, or Class F shares.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 68% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	68.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in certain classes of Hartford mutual funds or 529 plans administered by Hartford Funds Management Company, LLC.
Expenses Deferred Charges	rr_ExpensesDeferredChargesTextBlock	For investments over $1 million, a 1.00% maximum deferred sales charge may apply.
Expenses Restated to Reflect Current	rr_ExpensesRestatedToReflectCurrent	"Other expenses" for Class Y have been restated to reflect estimated amounts in connection with the new transfer agency fee effective May 1, 2019.
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

•                  Your investment has a 5% return each year

•                  The Fund’s operating expenses remain the same (except that the examples reflect the expense limitation arrangements for only the first year)

•                  You reinvest all dividends and distributions

•                  You pay any deferred sales charge due for the applicable period.

Your actual costs may be higher or lower. Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY.
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its assets in common stocks of small capitalization companies. The Fund may invest up to 15% of its net assets in securities of foreign issuers and non-dollar securities. The Fund’s sub-adviser, Wellington Management Company LLP (“Wellington Management”), primarily invests in securities it believes are undervalued in the marketplace. Wellington Management uses fundamental analysis to evaluate a security for purchase or sale by the Fund. Based on market or economic conditions, the Fund may, through its normal bottom-up stock selection process, focus in one or more sectors of the market.

The Fund defines small capitalization companies as companies with a market capitalization within the range of the Russell 2000 Index. As of December 31, 2018, the market capitalization of companies included in the Russell 2000 Index ranged from approximately $3.9 million to $6.3 billion. The market capitalization range of this index changes over time.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS.
Risk, Narrative	rr_RiskNarrativeTextBlock

PRINCIPAL RISKS. The principal risks of investing in the Fund are described below. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. As with any fund, there is no guarantee that the Fund will achieve its investment objective. For more information regarding risks and investment matters, please see “Additional Information Regarding Investment Strategies and Risks” and "More Information About Risks" in the Fund’s statutory prospectus.

Market Risk −Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Securities of a company may decline in value due to its financial prospects and activities, including certain operational impacts, such as data breaches and cybersecurity attacks. Securities may also decline in value due to general market and economic movements and trends, including adverse changes to credit markets.

Equity Risk −The risk that the price of equity or equity related securities may decline due to changes in a company's financial condition and overall market and economic conditions.

Small Cap Securities Risk −Investments in small capitalization companies involve greater risks than investments in larger, more established companies. Many of these companies are young and have limited operating or business history. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks, including the risk of bankruptcy.

Active Investment Management Risk −The risk that, if the sub-adviser’s investment strategy does not perform as expected, the Fund could underperform its peers or lose money.

Value Investing Style Risk −Using a value investing style to select investments involves special risks, particularly if it is used as part of a “contrarian” approach to evaluating issuers. Overlooked or otherwise undervalued securities entail a significant risk of never attaining their potential value. Also, the value investing style may over time go in and out of favor. At times when the value investing style is out of favor, the Fund may underperform other equity funds that use different investing styles.

Foreign Investments Risk −Investments in foreign securities may be riskier than investments in U.S. securities. Differences between the U.S. and foreign regulatory regimes and securities markets, including the less stringent investor protection and disclosure standards of some foreign markets, as well as political and economic developments in foreign countries and regions and the U.S. (including the imposition of sanctions, tariffs, or other governmental restrictions), may affect the value of the Fund’s investments in foreign securities. Changes in currency exchange rates may also adversely affect the Fund’s foreign investments. Certain European countries in which the Fund may invest have recently experienced significant volatility in financial markets and may continue to do so in the future. The impact of the United Kingdom’s intended departure from the European Union, commonly known as “Brexit,” and the potential departure of one or more other countries from the European Union may have significant political and financial consequences for global markets. This may adversely impact Fund performance.

Currency Risk −The risk that the value of the Fund’s investments in foreign securities or currencies will be affected by the value of the applicable currency relative to the U.S. dollar. When the Fund sells a foreign currency or foreign currency denominated security, its value may be worth less in U.S. dollars even if the investment increases in value in its local market. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk, as the revenue earned by issuers of these securities may also be affected by changes in the issuer’s local currency.

Volatility Risk −The Fund's investments may fluctuate in value over a short period of time. This may cause the Fund’s net asset value per share to experience significant changes in value over short periods of time.

Sector Risk −To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may be more volatile, and may perform differently, than the broader market.

Securities Lending Risk −The Fund may engage in securities lending. The Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Large Shareholder Transaction Risk −The Fund may experience adverse effects when certain large shareholders redeem or purchase large amounts of shares of the Fund. Such redemptions may cause the Fund to sell securities at times when it would not otherwise do so or borrow money (at a cost to the Fund), which may negatively impact the Fund's performance and liquidity. Similarly, large purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs.

The Fund is subject to certain other risks, which are discussed in “Additional Information Regarding Investment Strategies and Risks” and "More Information About Risks" in the Fund’s statutory prospectus.

Risk, Lose Money	rr_RiskLoseMoney	When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE.
Performance, Narrative	rr_PerformanceNarrativeTextBlock

 The performance information below indicates the risks of investing in the Fund. Keep in mind that past performance does not indicate future results. Updated performance information is available at www.hartfordfunds.com. The returns:

•    Assume reinvestment of all dividends and distributions

•    Include the Fund’s performance when the Fund’s portfolio was managed by a previous sub-adviser

•    Include the Fund’s performance when it pursued different strategies prior to November 1, 2018

•    Would be lower if the Fund’s operating expenses had not been limited.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below indicates the risks of investing in the Fund. Shows how the Fund's total return has varied from year to year
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.hartfordfunds.com
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that past performance does not indicate future results.
Bar Chart, Heading	rr_BarChartHeading	Total returns by calendar year (excludes sales charges)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock

The bar chart:

•    Shows how the Fund's total return has varied from year to year

•    Returns do not include sales charges. If sales charges were reflected, returns would have been lower

•    Shows the returns of Class A shares. Returns for the Fund’s other classes differ only to the extent that the classes do not have the same expenses.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Returns do not include sales charges. If sales charges were reflected, returns would have been lower
Bar Chart, Closing	rr_BarChartClosingTextBlock	Highest/Lowest quarterly results during the periods shown in the bar chart were: Highest 20.80% (2nd quarter, 2009) Lowest -19.44% (3rd quarter, 2011)
Performance Table, Heading	rr_PerformanceTableHeading	Average Annual Total Returns.
Performance Table, Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	including sales charges
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns, which are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, are shown only for Class A shares and will vary for other classes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns, which depend on an investor's particular tax situation, may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns, which are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, are shown only for Class A shares and will vary for other classes.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The table below shows returns for the Fund over time compared to those of two broad-based market indices. After-tax returns, which are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, are shown only for Class A shares and will vary for other classes. Actual after-tax returns, which depend on an investor’s particular tax situation, may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Class I shares commenced operations on March 31, 2015 and performance prior to that date is that of the Fund’s Class A shares (excluding sales charges). Class R3, Class R4 and Class R5 shares commenced operations on September 30, 2011 and performance prior to that date is that of the Fund’s Class Y shares. Class R6 shares commenced operations on February 28, 2018 and performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on February 28, 2017. Performance for Class F shares prior to February 28, 2017 reflects the performance of Class I shares from March 31, 2015 through February 27, 2017 and Class A shares (excluding sales charges) prior to March 31, 2015. To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower. For more information regarding returns, see the “Performance Notes” section in the Fund’s statutory prospectus.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average annual total returns for periods ending December 31, 2018 (including sales charges)
Hartford Small Cap Value Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management fees	rr_ManagementFeesOverAssets	0.70%	[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_Component2OtherExpensesOverAssets	0.35%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.30%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[4]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.30%	[4]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 29, 2020
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Year 1	rr_ExpenseExampleYear01	675
Year 3	rr_ExpenseExampleYear03	939
Year 5	rr_ExpenseExampleYear05	1,224
Year 10	rr_ExpenseExampleYear10	2,031
Year 1	rr_ExpenseExampleNoRedemptionYear01	675
Year 3	rr_ExpenseExampleNoRedemptionYear03	939
Year 5	rr_ExpenseExampleNoRedemptionYear05	1,224
Year 10	rr_ExpenseExampleNoRedemptionYear10	$ 2,031
2009	rr_AnnualReturn2009	47.33%
2010	rr_AnnualReturn2010	24.13%
2011	rr_AnnualReturn2011	(1.46%)
2012	rr_AnnualReturn2012	15.74%
2013	rr_AnnualReturn2013	35.94%
2014	rr_AnnualReturn2014	4.75%
2015	rr_AnnualReturn2015	(6.36%)
2016	rr_AnnualReturn2016	17.79%
2017	rr_AnnualReturn2017	9.42%
2018	rr_AnnualReturn2018	(10.46%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.80%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.44%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A - Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(15.39%)	[5]
5 Years	rr_AverageAnnualReturnYear05	1.36%	[5]
10 Years	rr_AverageAnnualReturnYear10	11.73%	[5]
Hartford Small Cap Value Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management fees	rr_ManagementFeesOverAssets	0.70%	[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_Component2OtherExpensesOverAssets	0.38%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.08%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.03%	[4]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	2.05%	[4]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 29, 2020
Year 1	rr_ExpenseExampleYear01	$ 308
Year 3	rr_ExpenseExampleYear03	649
Year 5	rr_ExpenseExampleYear05	1,116
Year 10	rr_ExpenseExampleYear10	2,408
Year 1	rr_ExpenseExampleNoRedemptionYear01	208
Year 3	rr_ExpenseExampleNoRedemptionYear03	649
Year 5	rr_ExpenseExampleNoRedemptionYear05	1,116
Year 10	rr_ExpenseExampleNoRedemptionYear10	$ 2,408
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C - Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(11.72%)	[5]
5 Years	rr_AverageAnnualReturnYear05	1.77%	[5]
10 Years	rr_AverageAnnualReturnYear10	11.54%	[5]
Hartford Small Cap Value Fund | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.70%	[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_Component2OtherExpensesOverAssets	0.28%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.98%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[4]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.98%	[4]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 29, 2020
Year 1	rr_ExpenseExampleYear01	$ 100
Year 3	rr_ExpenseExampleYear03	312
Year 5	rr_ExpenseExampleYear05	542
Year 10	rr_ExpenseExampleYear10	1,201
Year 1	rr_ExpenseExampleNoRedemptionYear01	100
Year 3	rr_ExpenseExampleNoRedemptionYear03	312
Year 5	rr_ExpenseExampleNoRedemptionYear05	542
Year 10	rr_ExpenseExampleNoRedemptionYear10	$ 1,201
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I - Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(10.17%)	[5]
5 Years	rr_AverageAnnualReturnYear05	2.76%	[5]
10 Years	rr_AverageAnnualReturnYear10	12.50%	[5]
Hartford Small Cap Value Fund | Class R3
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.70%	[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_Component2OtherExpensesOverAssets	0.38%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.58%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.08%	[4]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.50%	[4]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 29, 2020
Year 1	rr_ExpenseExampleYear01	$ 153
Year 3	rr_ExpenseExampleYear03	491
Year 5	rr_ExpenseExampleYear05	853
Year 10	rr_ExpenseExampleYear10	1,872
Year 1	rr_ExpenseExampleNoRedemptionYear01	153
Year 3	rr_ExpenseExampleNoRedemptionYear03	491
Year 5	rr_ExpenseExampleNoRedemptionYear05	853
Year 10	rr_ExpenseExampleNoRedemptionYear10	$ 1,872
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R3 - Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(10.59%)	[5]
5 Years	rr_AverageAnnualReturnYear05	2.32%	[5]
10 Years	rr_AverageAnnualReturnYear10	12.33%	[5]
Hartford Small Cap Value Fund | Class R4
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.70%	[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_Component2OtherExpensesOverAssets	0.33%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.28%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.08%	[4]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.20%	[4]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 29, 2020
Year 1	rr_ExpenseExampleYear01	$ 122
Year 3	rr_ExpenseExampleYear03	398
Year 5	rr_ExpenseExampleYear05	695
Year 10	rr_ExpenseExampleYear10	1,538
Year 1	rr_ExpenseExampleNoRedemptionYear01	122
Year 3	rr_ExpenseExampleNoRedemptionYear03	398
Year 5	rr_ExpenseExampleNoRedemptionYear05	695
Year 10	rr_ExpenseExampleNoRedemptionYear10	$ 1,538
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R4 - Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(10.39%)	[5]
5 Years	rr_AverageAnnualReturnYear05	2.61%	[5]
10 Years	rr_AverageAnnualReturnYear10	12.56%	[5]
Hartford Small Cap Value Fund | Class R5
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.70%	[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_Component2OtherExpensesOverAssets	0.28%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.98%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.08%	[4]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.90%	[4]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 29, 2020
Year 1	rr_ExpenseExampleYear01	$ 92
Year 3	rr_ExpenseExampleYear03	304
Year 5	rr_ExpenseExampleYear05	534
Year 10	rr_ExpenseExampleYear10	1,194
Year 1	rr_ExpenseExampleNoRedemptionYear01	92
Year 3	rr_ExpenseExampleNoRedemptionYear03	304
Year 5	rr_ExpenseExampleNoRedemptionYear05	534
Year 10	rr_ExpenseExampleNoRedemptionYear10	$ 1,194
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R5 - Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(10.09%)	[5]
5 Years	rr_AverageAnnualReturnYear05	2.92%	[5]
10 Years	rr_AverageAnnualReturnYear10	12.81%	[5]
Hartford Small Cap Value Fund | Class R6
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.70%	[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_Component2OtherExpensesOverAssets	0.17%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.87%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.07%	[4]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.80%	[4]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 29, 2020
Year 1	rr_ExpenseExampleYear01	$ 82
Year 3	rr_ExpenseExampleYear03	271
Year 5	rr_ExpenseExampleYear05	475
Year 10	rr_ExpenseExampleYear10	1,066
Year 1	rr_ExpenseExampleNoRedemptionYear01	82
Year 3	rr_ExpenseExampleNoRedemptionYear03	271
Year 5	rr_ExpenseExampleNoRedemptionYear05	475
Year 10	rr_ExpenseExampleNoRedemptionYear10	$ 1,066
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R6 - Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(10.04%)	[5]
5 Years	rr_AverageAnnualReturnYear05	2.99%	[5]
10 Years	rr_AverageAnnualReturnYear10	12.85%	[5]
Hartford Small Cap Value Fund | Class Y
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.70%	[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_Component2OtherExpensesOverAssets	0.27%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.97%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.12%	[4]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.85%	[4]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 29, 2020
Year 1	rr_ExpenseExampleYear01	$ 87
Year 3	rr_ExpenseExampleYear03	297
Year 5	rr_ExpenseExampleYear05	525
Year 10	rr_ExpenseExampleYear10	1,179
Year 1	rr_ExpenseExampleNoRedemptionYear01	87
Year 3	rr_ExpenseExampleNoRedemptionYear03	297
Year 5	rr_ExpenseExampleNoRedemptionYear05	525
Year 10	rr_ExpenseExampleNoRedemptionYear10	$ 1,179
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class Y - Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(10.10%)	[5]
5 Years	rr_AverageAnnualReturnYear05	2.97%	[5]
10 Years	rr_AverageAnnualReturnYear10	12.84%	[5]
Hartford Small Cap Value Fund | Class F
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.70%	[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_Component2OtherExpensesOverAssets	0.16%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.86%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.06%	[4]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.80%	[4]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 29, 2020
Year 1	rr_ExpenseExampleYear01	$ 82
Year 3	rr_ExpenseExampleYear03	268
Year 5	rr_ExpenseExampleYear05	471
Year 10	rr_ExpenseExampleYear10	1,055
Year 1	rr_ExpenseExampleNoRedemptionYear01	82
Year 3	rr_ExpenseExampleNoRedemptionYear03	268
Year 5	rr_ExpenseExampleNoRedemptionYear05	471
Year 10	rr_ExpenseExampleNoRedemptionYear10	$ 1,055
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class F - Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(10.10%)	[5]
5 Years	rr_AverageAnnualReturnYear05	2.79%	[5]
10 Years	rr_AverageAnnualReturnYear10	12.52%	[5]
Hartford Small Cap Value Fund | After Taxes on Distributions | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A - After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(21.04%)	[5]
5 Years	rr_AverageAnnualReturnYear05	(1.06%)	[5]
10 Years	rr_AverageAnnualReturnYear10	9.90%	[5]
Hartford Small Cap Value Fund | After Taxes on Distributions and Sales | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A - After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(5.34%)	[5]
5 Years	rr_AverageAnnualReturnYear05	0.97%	[5]
10 Years	rr_AverageAnnualReturnYear10	9.60%	[5]
Hartford Small Cap Value Fund | Russell 2000 Value Index
Risk Return Abstract	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2000 Value Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(12.86%)	[5]
5 Years	rr_AverageAnnualReturnYear05	3.61%	[5]
10 Years	rr_AverageAnnualReturnYear10	10.40%	[5]
Hartford Small Cap Value Fund | Russell 2000 Index
Risk Return Abstract	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2000 Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(11.01%)	[5]
5 Years	rr_AverageAnnualReturnYear05	4.41%	[5]
10 Years	rr_AverageAnnualReturnYear10	11.97%	[5]

[1]	For investments over $1 million, a 1.00% maximum deferred sales charge may apply.
[2]	"Management fees" have been restated to reflect current fees.
[3]	"Other expenses" for Class Y have been restated to reflect estimated amounts in connection with the new transfer agency fee effective May 1, 2019.
[4]	Hartford Funds Management Company, LLC (the "Investment Manager") has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as follows: 1.30% (Class A), 2.05% (Class C), 1.00% (Class I), 1.50% (Class R3), 1.20% (Class R4), 0.90% (Class R5), 0.80% (Class R6), 0.85% (Class Y) and 0.80% (Class F). This contractual arrangement will remain in effect until February 29, 2020 unless the Board of Directors of The Hartford Mutual Funds, Inc. approves its earlier termination.
[5]	Effective November 1, 2018, the Fund changed its benchmark to the Russell 2000 Value Index from the Russell 2000 Index because the Investment Manager believes it better reflects the Fund's revised investment strategy.